UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Global Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 86.7%
ASSET-BACKED SECURITIES — 5.9%
Consumer Loans — 2.9%
Lendmark Funding Trust, Series 2017-1A, Class C, 144A^	5.410%		12/22/25		100	$100,827
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		500	504,464
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	254,261

						859,552

Residential Mortgage-Backed Securities — 3.0%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		192	193,587
CIM Commercial Trust, Series 2017-3, Class A3, 144A	3.227	%(c)	01/25/57		103	104,012
Credit Suisse Mortgage Trust, Series 16-RPL1, Class A1, 144A	4.201	%(c)	12/26/46		201	202,074
Credit Suisse Mortgage Trust, Series 2017-6R, Class 1A1, 144A^	2.722	%(c)	03/06/47		250	250,000
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59		135	135,892

						885,565

TOTAL ASSET-BACKED SECURITIES (cost $1,725,303)						1,745,117

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $224,301; purchased 12/09/16)(f) (cost $225,087)	3.808	%(c)	12/10/36		250	237,783

CORPORATE BONDS — 38.2%
Auto Manufacturers — 0.4%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%		01/15/24	EUR	100	119,859

Auto Parts & Equipment — 0.9%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes	5.125%		06/30/22	EUR	100	126,063
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	128,258

						254,321

Banks — 11.2%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25		250	266,424
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	%(c)	09/29/49		250	275,625
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		250	250,503
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25		250	253,615
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(c)	12/29/49		250	261,120
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		250	283,910
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(c)	12/29/49		250	271,250
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t Gtd. Notes	6.250%		10/21/20		250	276,562
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%		12/02/22	EUR	100	119,951
Morgan Stanley, Series J, Jr. Sub. Notes	5.550	%(c)	12/29/49		250	261,875
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $255,723; purchased 11/03/15)(f)	4.250%		09/21/22		250	265,234
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		250	264,134
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(c)	12/29/49		250	271,562

						3,321,765

Building Materials — 0.2%
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		50	53,375

Chemicals — 0.7%
Hexion, Inc., Sec’d. Notes, 144A	13.750%		02/01/22		100	91,500
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	5.250%		06/15/21	EUR	100	120,663

						212,163

Commercial Services — 0.8%
Laureate Education, Inc., Gtd. Notes, 144A	8.250%		05/01/25		200	217,500
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		30	31,650

						249,150

Computers — 0.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(c)	10/05/17		78	78,134
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		25	27,438

						105,572

Distribution/Wholesale — 0.4%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250%		12/01/21	EUR	100	123,767

Electric — 3.0%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		25	28,563
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		50	46,937
Contourglobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	100	124,186
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		150	151,530
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)(dd)	9.875%		10/15/20		225	149,625
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%		01/20/20		250	280,325
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes	1.500%		01/26/22	EUR	100	121,259

						902,425

Electrical Components & Equipment — 0.4%
Belden, Inc., Gtd. Notes, EMTN	5.500%		04/15/23	EUR	100	124,742

Entertainment — 1.7%
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	4.250%		02/28/47	GBP	100	133,471
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		11/01/23		125	135,031
International Game Technology PLC, Sr. Sec’d. Notes	4.125%		02/15/20	EUR	100	127,081
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21		100	103,250

						498,833

Foods — 0.4%
Darling Global Finance BV, Gtd. Notes	4.750%		05/30/22	EUR	100	124,488

Forest Products & Paper — 0.4%
Sappi Papier Holding GmbH (South Africa), Gtd. Notes	3.375%		04/01/22	EUR	100	121,959

Healthcare-Products — 0.8%
Becton Dickinson And Co., Sr. Unsec’d. Notes	0.368%		06/06/19	EUR	100	119,170
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400%		01/23/26	EUR	100	118,066

						237,236

Healthcare-Services — 2.2%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		200	171,500
HCA, Inc., Gtd. Notes	5.875%		02/15/26		200	218,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20		125	125,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		125	130,625

						645,750

Home Builders — 0.4%
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		125	129,375

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	1.875%		06/21/27	EUR	100	120,001
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	%(c)	07/24/39	EUR	100	135,239
Credit Agricole Assurances SA (France), Sub. Notes	4.250	%(c)	01/29/49	EUR	100	127,839

						383,079

Internet — 0.4%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	100	121,576

Lodging — 0.8%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22		100	110,000
MGM Resorts International, Gtd. Notes	6.000%		03/15/23		100	110,750

						220,750

Machinery-Diversified — 0.4%
Galapagos SA (Luxembourg), Sr. Sec’d. Notes	5.375%		06/15/21	EUR	100	120,629

Media — 1.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17		91	91,569
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		125	134,452
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		75	76,664
SFR Group SA (France), Sr. Sec’d. Notes	5.625%		05/15/24	EUR	100	128,680
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	7.000%		04/15/23	GBP	100	140,846

						572,211

Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22		175	181,125

Oil & Gas — 1.3%
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%		11/27/20	EUR	100	125,317
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	3.750%		04/16/26	EUR	100	120,132
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.125%		03/15/23	EUR	100	134,257

						379,706

Packaging & Containers — 1.3%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	100	134,746
Horizon Holdings I SAS (France), Gtd. Notes	7.250%		08/01/23	EUR	100	126,370
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes	7.750%		02/15/23	EUR	100	125,630

						386,746

Real Estate Investment Trusts (REITs) — 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	100	122,445

Retail — 2.1%
Kirk Beauty One GmbH (Germany), Gtd. Notes	8.750%		07/15/23	EUR	100	129,216
PetSmart, Inc., Sr. Unsec’d. Notes, 144A	7.125%		03/15/23		150	135,750
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	100	126,627
Ruby Tuesday, Inc., Gtd. Notes	7.625%		05/15/20		100	96,750
THOM Europe SAS (France), Sr. Sec’d. Notes	7.375%		07/15/19	EUR	100	120,520

						608,863

Software — 1.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21		150	155,250
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%		07/15/24	EUR	100	118,182
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		125	134,844

						408,276

Telecommunications — 0.8%
Intelsat Jackson Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	9.750%		07/15/25		125	129,063
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes	4.000%		07/15/20	EUR	100	119,859

						248,922

Transportation — 1.2%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750%		02/15/23	EUR	100	116,160
Silk Bidco AS (Norway), Sr. Sec’d. Notes	7.500%		02/01/22	EUR	200	250,373

						366,533

TOTAL CORPORATE BONDS (cost $10,641,429)						11,345,641

FOREIGN GOVERNMENT BONDS — 32.6%
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	3,012	169,364
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.875%		01/15/22	EUR	145	170,827
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%		01/15/27	EUR	100	110,157
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	450	554,762
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	2.950%		09/03/24	EUR	450	592,751
Bundesobligation (Germany), Bonds	0.361	%(s)	04/09/21	EUR	95	114,333
Bundesobligation (Germany), Bonds	0.788	%(s)	10/08/21	EUR	145	174,235
Bundesrepublik Deutschland (Germany), Bonds	0.250%		02/15/27	EUR	180	208,544
Bundesrepublik Deutschland (Germany), Bonds	0.373	%(s)	08/15/26	EUR	100	114,130
Bundesrepublik Deutschland (Germany), Bonds	2.000%		01/04/22	EUR	90	117,628
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	214,977
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	50	64,566
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN	3.875%		05/06/22	EUR	950	1,234,705
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		230	254,725
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/23	EUR	55	61,029
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/24	EUR	90	97,989
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/27	EUR	175	183,200
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/28	EUR	280	279,785
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/29	EUR	220	211,308
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(c)	02/24/32	EUR	135	123,510
Hellenic Republic Government Bond (Greece), Bonds	8.776	%(s)	10/15/42	EUR	4,970	18,533

Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	170	199,454
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(a)	3.800%		08/08/17	JPY	10,000	89,668
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	2.875%		07/08/21	EUR	350	443,891
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	100	129,275
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%		06/14/28	EUR	200	261,678
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes(hh)(k)	0.100%		09/20/20	JPY	150,000	1,367,980
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	115	147,027
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN	3.750%		01/19/23	EUR	200	278,429
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	5.650%		02/15/24	EUR	260	376,376
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		150	169,977
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	2.875%		10/28/24	EUR	680	875,820
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes	4.500%		04/04/22		200	212,272
Turkey Government International Bond (Turkey), Bonds	9.000%		07/24/24	TRY	200	53,220

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,670,602)						9,676,125

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.532	%(c)	10/25/27		1,000	1,118,379
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.227	%(c)	09/01/21		190	189,799
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.227	%(c)	05/01/22		222	220,219
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.227	%(c)	05/01/22		215	213,452

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,582,593)						1,741,849

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bonds	2.000%		11/15/26		190	185,614
U.S. Treasury Notes(h)	1.875%		04/30/22		405	405,997
U.S. Treasury Notes	2.125%		07/31/24		200	200,242
U.S. Treasury Notes	1.875%		07/31/22		185	185,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $978,213)						977,221

TOTAL LONG-TERM INVESTMENTS (cost $23,823,227)						25,723,736

SHORT-TERM INVESTMENTS — 20.2%

		Shares
AFFILIATED MUTUAL FUNDS — 17.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			4,454,042	4,454,042
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $654,146; includes $653,623 of cash collateral for securities on loan)(b)(w)			654,032	654,097

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,108,188)				5,108,139

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 3.0%
Call Options — 1.0%
10 Year U.S. Treasury Notes Futures expiring 08/25/17, Strike Price $125.50			41	29,469
expiring 08/25/17, Strike Price $128.50			41	641
expiring 08/25/17, Strike Price $126.50			22	5,500
expiring 08/25/17, Strike Price $129.50			22	344
CDX.NA.IG.28, expiring 08/16/17, Strike Price $55.00	Morgan Stanley		22,000	4,646
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	15,262
Currency Option Euro vs South African Rand, expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	1,200	1,172
Currency Option Euro vs Turkish Lira expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	1,500	3,945
expiring 06/27/18, Strike Price 6.00	Citigroup Global Markets	EUR	1,250	10,338
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.30	Morgan Stanley	EUR	3,000	11,716
Currency Option United States Dollar vs Brazilian Real expiring 09/27/17, Strike Price 4.75	Citigroup Global Markets		2,000	23
expiring 02/26/18, Strike Price 5.50	BNP Paribas		4,000	2,077
expiring 06/27/18, Strike Price 5.00	Citigroup Global Markets		1,500	4,514
Currency Option United States Dollar vs Canadian Dollar expiring 01/30/19, Strike Price 1.50	Citigroup Global Markets		2,000	7,583
expiring 07/30/19, Strike Price 1.30	Hong Kong & Shanghai Bank		2,000	58,192
Currency Option United States Dollar vs Chinese Renminbi expiring 11/28/17, Strike Price 8.75	Hong Kong & Shanghai Bank		4,000	15
expiring 11/28/18, Strike Price 7.75	Morgan Stanley		2,000	8,169
expiring 11/28/18, Strike Price 8.75	JPMorgan Chase		4,000	5,069
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	BNP Paribas		1,500	365
Currency Option United States Dollar vs Mexican Peso expiring 09/27/17, Strike Price 22.50	JPMorgan Chase		1,500	122
expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		3,000	41
expiring 09/27/17, Strike Price 26.00	Citigroup Global Markets		2,000	15
expiring 01/12/18, Strike Price 24.00	JPMorgan Chase		4,000	3,874
expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		300	7,039
Currency Option United States Dollar vs Russian Ruble, expiring 03/27/18, Strike Price 90.00	Morgan Stanley		1,500	4,101
Currency Option United States Dollar vs South African Rand expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.		1,500	51

expiring 11/28/18, Strike Price 24.00	Hong Kong & Shanghai Bank		1,500	9,564
Currency Option United States Dollar vs South Korean Won expiring 10/27/17, Strike Price 1,550.00	JPMorgan Chase		1,500	101
expiring 02/26/18, Strike Price 1,500.00	Morgan Stanley		1,500	1,985
expiring 07/27/18, Strike Price 1,500.00	Morgan Stanley		1,500	5,751
expiring 04/26/19, Strike Price 1,250.00	Citigroup Global Markets		1,500	36,383
Currency Option United States Dollar vs Turkish Lira expiring 09/04/17, Strike Price 6.50	Morgan Stanley		1,000	—
expiring 09/28/17, Strike Price 4.00	BNP Paribas		1,000	1,108
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.		1,000	17,117
Interest Rate Swaptions,
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	1,111
Receive a fixed rate of 1.45% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		860	2
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		6,280	226
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	33,958
Receive a fixed rate of 2.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		860	2,817
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		6,280	9,683
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 225.00	Citigroup Global Markets	EUR	6,000	4,874

				308,963

Put Options — 2.0%
CDX.NA.HY.28, expiring 09/20/17, Strike Price $106.00	Citigroup Global Markets		700	2,439
CDX.NA.IG.28, expiring 08/16/17, Strike Price $72.50	Morgan Stanley		22,000	1,205
Currency Option Australian Dollar vs Japanese Yen expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	9,500	54
expiring 12/27/17, Strike Price 67.00	BNP Paribas	AUD	12,000	6,078
expiring 12/27/17, Strike Price 76.00	Morgan Stanley	AUD	6,000	13,511
expiring 03/26/18, Strike Price 61.00	BNP Paribas	AUD	9,500	8,189
expiring 06/26/19, Strike Price 80.00	BNP Paribas	AUD	9,500	331,251
Currency Option Euro vs United States Dollar expiring 02/26/18, Strike Price 1.00	JPMorgan Chase	EUR	3,000	1,422
expiring 02/26/20, Strike Price 1.00	BNP Paribas	EUR	3,000	21,831
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		1,000	168,048
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 13,200.00	Morgan Stanley		1,500	5,182
Interest Rate Swaptions,
Pay a fixed rate of 2.01% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	345	2,924
Pay a fixed rate of 2.35% and receive a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	520	744
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	1,195
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	11,057

Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	109
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	1,008
iTraxx.XO.27.V1 expiring 08/16/17, Strike Price 300.00	Citigroup Global Markets	EUR	6,000	1,086
expiring 09/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	6,000	1,745

				579,078

TOTAL OPTIONS PURCHASED (cost $1,405,279)				888,041

TOTAL SHORT-TERM INVESTMENTS (cost $6,513,467)				5,996,180

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.9% (cost $30,336,694)(x)				31,719,916

OPTIONS WRITTEN* — (4.1)%
Call Options — (2.4)%
10 Year U.S. Treasury Notes Futures expiring 08/25/17, Strike Price $127.00			82	(10,250)
expiring 08/25/17, Strike Price $128.00			44	(1,375)
CDX.NA.HY.28, expiring 09/20/17, Strike Price $108.00	Citigroup Global Markets		700	(1,133)
CDX.NA.IG.28, expiring 08/16/17, Strike Price $60.00	Morgan Stanley		22,000	(31,490)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	100	(6,580)
Currency Option Euro vs South African Rand, expiring 09/26/18, Strike Price 22.00	BNP Paribas	EUR	1,200	(22,367)
Currency Option Euro vs Turkish Lira expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	1,250	(10,299)
expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	1,500	(55,904)
Currency Option Euro vs United States Dollar, expiring 02/26/20, Strike Price 1.30	Morgan Stanley	EUR	3,000	(135,404)
Currency Option United States Dollar vs Brazilian Real expiring 02/26/18, Strike Price 5.50	Hong Kong & Shanghai Bank		2,000	(1,039)
expiring 06/27/18, Strike Price 5.00	Citigroup Global Markets		1,500	(4,514)
expiring 09/26/18, Strike Price 4.75	Morgan Stanley		2,000	(14,726)
expiring 04/26/19, Strike Price 5.00	Hong Kong & Shanghai Bank		2,000	(27,274)
Currency Option United States Dollar vs Canadian Dollar, expiring 07/30/19, Strike Price 1.40	Hong Kong & Shanghai Bank		4,000	(53,198)
Currency Option United States Dollar vs Chinese Renminbi expiring 11/28/18, Strike Price 8.75	Morgan Stanley		4,000	(5,069)
expiring 11/28/18, Strike Price 7.75	Hong Kong & Shanghai Bank		2,000	(8,169)
Currency Option United States Dollar vs Indonesian Rupiah expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		1,500	(365)
expiring 02/26/18, Strike Price 16,000.00	BNP Paribas		1,500	(3,788)
Currency Option United States Dollar vs Mexican Peso expiring 09/27/17, Strike Price 22.50	JPMorgan Chase		1,500	(122)
expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		3,000	(42)

expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		300	(2,425)
expiring 03/27/19, Strike Price 24.00	JPMorgan Chase		4,000	(89,175)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		1,000	(6,714)
Currency Option United States Dollar vs Russian Ruble, expiring 06/27/19, Strike Price 90.00	Morgan Stanley		1,500	(35,905)
Currency Option United States Dollar vs South African Rand expiring 11/28/18, Strike Price 24.00	Credit Suisse First Boston Corp.		1,500	(9,564)
expiring 06/26/19, Strike Price 20.00	Hong Kong & Shanghai Bank		1,500	(41,471)
Currency Option United States Dollar vs South Korean Won expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		1,500	(5,751)
expiring 04/26/19, Strike Price 1,400.00	JPMorgan Chase		3,000	(39,979)
expiring 05/29/19, Strike Price 1,500.00	Morgan Stanley		1,500	(15,397)
Currency Option United States Dollar vs Turkish Lira expiring 09/28/17, Strike Price 4.00	Morgan Stanley		1,000	(1,108)
expiring 11/29/18, Strike Price 5.00	BNP Paribas		1,000	(17,117)
expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		1,000	(7,116)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	(5,514)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	(8,758)
Pay a fixed rate of 1.75% and receive a floating rate based on 3 Month LIBOR, expiring 08/30/17	Barclays Capital Group		860	(95)
Pay a fixed rate of 1.80% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase		6,280	(1,476)
Pay a fixed rate of 1.85% and receive a floating rate based on 3 Month LIBOR, expiring 09/29/17	Citigroup Global Markets		6,280	(1,988)
iTraxx.XO.27.V1, expiring 08/16/17, Strike Price 237.50	Citigroup Global Markets	EUR	6,000	(23,131)

				(705,792)

Put Options — (1.7)%
CDX.NA.HY.28, expiring 09/20/17, Strike Price $104.00	Citigroup Global Markets		700	(953)
CDX.NA.IG.28, expiring 08/16/17, Strike Price $90.00	Morgan Stanley		22,000	(93)
Currency Option Australian Dollar vs Japanese Yen expiring 12/27/17, Strike Price 67.00	Morgan Stanley	AUD	12,000	(6,078)
expiring 12/27/17, Strike Price 76.00	BNP Paribas	AUD	6,000	(13,511)
expiring 06/26/19, Strike Price 70.00	BNP Paribas	AUD	19,000	(303,876)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	(162)
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.00	BNP Paribas	EUR	3,000	(1,422)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		1,000	(168,048)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		300	(5,542)
Interest Rate Swaptions,
Receive a fixed rate of 2.15% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	520	(3,164)
Receive a fixed rate of 2.21% and pay a floating rate based on 6 Month EURIBOR, expiring 09/15/17	Citigroup Global Markets	EUR	345	(548)

Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	(532)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	(4,924)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	(225)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	(2,078)
iTraxx.XO.27.V1 expiring 08/16/17, Strike Price 350.00	Citigroup Global Markets	EUR	6,000	(579)
expiring 12/20/17, Strike Price 425.00	Citigroup Global Markets	EUR	6,000	(10,291)

				(522,026)

TOTAL OPTIONS WRITTEN (premiums received $1,861,569)				(1,227,818)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.8% (cost $28,475,125)				30,492,098
Liabilities in excess of other assets(z) — (2.8)%				(818,767)

NET ASSETS — 100.0%				$29,673,331

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $350,827 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $623,239; cash collateral of $653,623 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $548,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $27,400 In conjunction with this commitment. The offering is expected to close by December 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $480,024. The aggregate value of $503,017 is approximately 1.7% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$30,438,981

Appreciation	2,086,908
Depreciation	(805,973)

Net Unrealized Appreciation	$1,280,935

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
6	10 Year Australian Treasury Bonds	Sep. 2017	$4,881,963	$4,870,827	$(11,136)
14	10 Year Euro-Bund	Sep. 2017	2,678,718	2,684,021	5,303
26	10 Year U.S. Treasury Notes	Sep. 2017	3,281,406	3,273,156	(8,250)
14	10 Year U.S. Ultra Treasury Bonds	Sep. 2017	1,884,969	1,890,656	5,687
20	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	3,258,781	3,290,000	31,219
7	Euro-OAT	Sep. 2017	1,227,111	1,232,876	5,765

					28,588

	Short Positions:
11	2 Year U.S. Treasury Notes	Sep. 2017	2,380,109	2,379,781	328
8	5 Year Euro-Bobl	Sep. 2017	1,259,654	1,250,657	8,997
6	5 Year U.S. Treasury Notes	Sep. 2017	711,547	708,891	2,656
17	20 Year U.S. Treasury Bonds	Sep. 2017	2,603,735	2,600,469	3,266
3	30 Year Euro Buxl	Sep. 2017	576,367	575,751	616
21	Euro Schatz. DUA Index	Sep. 2017	2,786,118	2,786,029	89

					15,952

					$44,540

Cash and foreign currency of $201,324 and a security with a market value of $196,077 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Pesos, Expiring 08/02/17	Citigroup Global Markets	ARS	899	$56,532	$50,907	$(5,625)
Expiring 08/17/17	Citigroup Global Markets	ARS	706	42,558	39,535	(3,023)
Australian Dollar, Expiring 10/13/17	Citigroup Global Markets	AUD	42	33,000	33,306	306
Expiring 10/13/17	JPMorgan Chase	AUD	126	99,680	100,601	921
Expiring 10/13/17	UBS AG	AUD	35	27,000	27,632	632
Expiring 10/31/17	Citigroup Global Markets	AUD	70	56,000	56,108	108
Expiring 12/29/17	Morgan Stanley	AUD	403	320,960	321,572	612
Brazilian Real, Expiring 06/02/17	Citigroup Global Markets	BRL	654	196,475	209,776	13,301

Expiring 08/02/17	UBS AG	BRL	120	36,294	38,573	2,279
Expiring 08/02/17	UBS AG	BRL	244	72,482	78,118	5,636
Expiring 10/31/17	Citigroup Global Markets	BRL	116	36,000	36,526	526
Expiring 11/03/17	Citigroup Global Markets	BRL	168	52,746	53,127	381
Expiring 11/03/17	Citigroup Global Markets	BRL	722	225,464	227,775	2,311
Expiring 11/03/17	UBS AG	BRL	144	44,746	45,353	607
Expiring 11/20/17	Citigroup Global Markets	BRL	1,415	342,081	445,070	102,989
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	265	77,000	80,942	3,942
Expiring 07/31/18	UBS AG	BRL	1,268	379,872	384,831	4,959
Canadian Dollar, Expiring 10/13/17	UBS AG	CAD	53	41,355	42,781	1,426
Expiring 10/13/17	UBS AG	CAD	70	56,000	56,363	363
Expiring 01/31/19	Citigroup Global Markets	CAD	429	333,000	344,843	11,843
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	29,202	44,579	44,863	284
Expiring 10/12/17	Citigroup Global Markets	CLP	65,605	99,924	100,789	865
Chinese Renminbi, Expiring 10/26/17	Citigroup Global Markets	CNH	439	64,724	64,988	264
Expiring 11/30/18	Citigroup Global Markets	CNH	1,806	261,156	261,443	287
Expiring 11/30/18	JPMorgan Chase	CNH	416	60,000	60,228	228
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	16,226	1,226
Czech Koruna, Expiring 10/06/17	UBS AG	CZK	326	14,690	14,868	178
Expiring 10/06/17	UBS AG	CZK	1,257	56,617	57,339	722
Expiring 10/06/17	UBS AG	CZK	1,651	73,795	75,327	1,532
Expiring 10/06/17	UBS AG	CZK	2,489	109,392	113,541	4,149
Expiring 10/06/17	UBS AG	CZK	2,489	109,392	113,541	4,149
Euro, Expiring 10/27/17	Citigroup Global Markets	EUR	219	258,434	261,898	3,464
Expiring 10/27/17	Goldman Sachs & Co.	EUR	125	148,198	148,540	342
Expiring 10/27/17	UBS AG	EUR	22	26,000	26,204	204
Expiring 10/27/17	UBS AG	EUR	59	70,100	70,649	549
Expiring 10/27/17	UBS AG	EUR	63	73,981	74,646	665
Expiring 10/31/17	UBS AG	EUR	30	35,000	35,522	522
Expiring 02/28/18	JPMorgan Chase	EUR	339	375,968	406,132	30,164
Expiring 02/28/20	BNP Paribas	EUR	794	898,609	992,420	93,811
Expiring 02/28/20	Morgan Stanley	EUR	653	756,762	816,185	59,423
Hungarian Forint, Expiring 10/20/17	Citigroup Global Markets	HUF	42,505	160,565	166,100	5,535
Expiring 10/20/17	UBS AG	HUF	42,505	160,486	166,100	5,614
Indian Rupee, Expiring 08/08/17	Citigroup Global Markets	INR	10,787	166,335	167,954	1,619
Expiring 08/08/17	Citigroup Global Markets	INR	16,180	249,868	251,930	2,062

Expiring 08/08/17	UBS AG	INR	16,180	249,454	251,931	2,477
Indonesian Rupiah, Expiring 08/21/17	Citigroup Global Markets	IDR	213,888	16,000	16,015	15
Expiring 08/21/17	UBS AG	IDR	453,136	33,925	33,928	3
Expiring 10/17/17	Barclays Capital Group	IDR	3,046,157	225,457	226,660	1,203
Expiring 10/17/17	Citigroup Global Markets	IDR	3,046,157	224,411	226,660	2,249
Expiring 10/31/17	Barclays Capital Group	IDR	2,418,805	179,903	179,709	(194)
Expiring 10/31/17	Citigroup Global Markets	IDR	959,832	72,000	71,312	(688)
Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	1,332	71,851	74,725	2,874
Expiring 08/08/17	Citigroup Global Markets	MXN	3,961	213,107	222,156	9,049
Expiring 08/08/17	Goldman Sachs & Co.	MXN	4,021	217,889	225,522	7,633
Expiring 08/08/17	UBS AG	MXN	4,021	217,837	225,522	7,685
Expiring 09/29/17	Citigroup Global Markets	MXN	8,926	415,000	496,553	81,553
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	129,147	9,147
New Taiwanese Dollar, Expiring 08/08/17	UBS AG	TWD	2,370	79,000	78,525	(475)
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	61	45,000	45,924	924
Norwegian Krone, Expiring 10/20/17	Citigroup Global Markets	NOK	375	46,559	47,757	1,198
Peruvian Nuevo Sol, Expiring 10/24/17	Citigroup Global Markets	PEN	154	46,982	47,054	72
Expiring 10/24/17	Citigroup Global Markets	PEN	229	69,962	69,972	10
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	921	18,000	18,196	196
Expiring 10/12/17	Citigroup Global Markets	PHP	1,500	29,250	29,639	389
Expiring 10/12/17	Citigroup Global Markets	PHP	5,273	103,300	104,182	882
Polish Zloty, Expiring 10/20/17	JPMorgan Chase	PLN	1,041	285,006	289,633	4,627
Russian Ruble, Expiring 08/25/17	Citigroup Global Markets	RUB	2,195	36,798	36,516	(282)
Expiring 10/06/17	Barclays Capital Group	RUB	10,953	181,491	180,633	(858)
Expiring 10/06/17	Citigroup Global Markets	RUB	2,224	37,195	36,676	(519)
Expiring 03/28/18	Morgan Stanley	RUB	3,278	52,000	52,371	371
Singapore Dollar, Expiring 08/11/17	Goldman Sachs & Co.	SGD	213	155,859	157,224	1,365
Expiring 08/11/17	UBS AG	SGD	204	146,709	150,298	3,589
South African Rand, Expiring 10/31/17	Citigroup Global Markets	ZAR	1,456	110,480	108,804	(1,676)

Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	742	53,000	52,408	(592)
South Korean Won, Expiring 08/21/17	Citigroup Global Markets	KRW	81,621	73,000	72,949	(51)
Expiring 08/21/17	Citigroup Global Markets	KRW	90,469	81,000	80,857	(143)
Expiring 08/21/17	UBS AG	KRW	25,591	22,950	22,872	(78)
Expiring 10/31/17	Barclays Capital Group	KRW	144,004	129,317	128,822	(495)
Expiring 10/31/17	Citigroup Global Markets	KRW	45,670	41,000	40,855	(145)
Expiring 07/31/18	Morgan Stanley	KRW	75,900	69,000	68,212	(788)
Swedish Krona, Expiring 10/20/17	UBS AG	SEK	482	58,572	60,011	1,439
Expiring 10/20/17	UBS AG	SEK	725	89,698	90,236	538
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	3,397	101,050	102,081	1,031
Expiring 08/11/17	Citigroup Global Markets	THB	3,421	102,500	102,821	321
Turkish Lira, Expiring 09/22/17	UBS AG	TRY	162	45,029	45,150	121
Expiring 09/22/17	UBS AG	TRY	778	212,127	217,430	5,303
Expiring 09/29/17	BNP Paribas	TRY	321	96,000	89,616	(6,384)
Expiring 10/31/17	Citigroup Global Markets	TRY	130	36,000	36,062	62
Expiring 11/30/18	Citigroup Global Markets	TRY	977	243,285	244,352	1,067
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	124,999	134,404	9,405

				$12,097,772	$12,603,554	505,782

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Pesos, Expiring 08/17/17	Citigroup Global Markets	ARS	1,537	$86,080	$86,125	$(45)
Australian Dollar, Expiring 10/13/17	Citigroup Global Markets	AUD	110	83,461	87,963	(4,502)
Brazilian Real, Expiring 08/02/17	Citigroup Global Markets	BRL	722	228,997	231,470	(2,473)
Expiring 08/02/17	UBS AG	BRL	296	88,693	94,998	(6,305)
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	445,069	(145,069)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	183,673	217,859	(34,186)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	432	120,000	131,724	(11,724)
Expiring 09/28/18	Morgan Stanley	BRL	837	240,000	251,659	(11,659)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	846	232,999	246,515	(13,516)

British Pound, Expiring 10/27/17	Citigroup Global Markets	GBP	223	292,202	295,544	(3,342)
Expiring 10/27/17	UBS AG	GBP	34	44,000	44,705	(705)
Canadian Dollar, Expiring 10/13/17	UBS AG	CAD	35	28,000	28,399	(399)
Expiring 01/31/19	Morgan Stanley	CAD	261	209,783	210,017	(234)
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	54	43,000	43,157	(157)
Chilean Peso, Expiring 10/12/17	Citigroup Global Markets	CLP	177,319	265,245	272,415	(7,170)
Expiring 10/12/17	Citigroup Global Markets	CLP	24,664	36,857	37,892	(1,035)
Chinese Renminbi, Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	2,439	345,000	352,975	(7,975)
Colombian Peso, Expiring 10/12/17	Barclays Capital Group	COP	120,510	39,000	40,009	(1,009)
Expiring 10/12/17	Citigroup Global Markets	COP	30,813	9,854	10,230	(376)
Expiring 10/12/17	UBS AG	COP	70,107	22,950	23,276	(326)
Danish Krone, Expiring 10/20/17	Goldman Sachs & Co.	DKK	69	10,760	10,997	(237)
Euro, Expiring 10/27/17	Bank of America	EUR	2,491	2,917,170	2,962,812	(45,642)
Expiring 10/27/17	Bank of America	EUR	2,491	2,917,019	2,962,810	(45,791)
Expiring 10/27/17	Citigroup Global Markets	EUR	115	135,705	136,791	(1,086)
Expiring 10/31/17	JPMorgan Chase	EUR	34	40,000	40,582	(582)
Expiring 02/28/18	BNP Paribas	EUR	794	853,947	951,235	(97,288)
Indian Rupee, Expiring 08/08/17	UBS AG	INR	5,698	88,000	88,713	(713)
Indonesian Rupiah, Expiring 08/21/17	Citigroup Global Markets	IDR	2,980,453	222,688	223,157	(469)
Expiring 11/30/17	Morgan Stanley	IDR	7,173,563	487,500	531,128	(43,628)
Expiring 02/28/18	BNP Paribas	IDR	1,660,850	118,000	121,688	(3,688)
Israeli Shekel, Expiring 10/20/17	Goldman Sachs & Co.	ILS	349	98,344	98,454	(110)
Expiring 10/20/17	UBS AG	ILS	82	23,133	23,170	(37)
Japanese Yen, Expiring 10/27/17	Citigroup Global Markets	JPY	14,283	128,508	130,094	(1,586)
Expiring 10/27/17	UBS AG	JPY	3,113	28,000	28,350	(350)
Expiring 10/31/17	Citigroup Global Markets	JPY	4,622	42,000	42,104	(104)
Expiring 12/29/17	Citigroup Global Markets	JPY	35,194	317,910	321,643	(3,733)
Mexican Peso, Expiring 08/08/17	Citigroup Global Markets	MXN	6,966	381,650	390,722	(9,072)
Expiring 08/08/17	Citigroup Global Markets	MXN	668	36,771	37,471	(700)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	657	36,241	36,825	(584)

Expiring 09/29/17	Citigroup Global Markets	MXN	9,426	462,000	524,326	(62,326)
Expiring 09/29/17	JPMorgan Chase	MXN	1,581	81,000	87,938	(6,938)
Expiring 10/31/17	Citigroup Global Markets	MXN	631	35,000	34,936	64
Expiring 10/31/17	Morgan Stanley	MXN	1,545	86,302	85,472	830
Expiring 01/31/19	Morgan Stanley	MXN	4,241	183,000	220,067	(37,067)
Expiring 03/29/19	JPMorgan Chase	MXN	4,432	211,000	228,370	(17,370)
New Taiwanese Dollar, Expiring 08/08/17	UBS AG	TWD	13,426	446,220	444,795	1,425
New Zealand Dollar, Expiring 10/13/17	Citigroup Global Markets	NZD	107	77,886	80,511	(2,625)
Philippine Peso, Expiring 10/12/17	Citigroup Global Markets	PHP	5,280	104,000	104,303	(303)
Expiring 10/12/17	Citigroup Global Markets	PHP	4,689	92,001	92,641	(640)
Expiring 10/12/17	Citigroup Global Markets	PHP	1,429	28,000	28,236	(236)
Polish Zloty, Expiring 10/20/17	UBS AG	PLN	206	56,617	57,419	(802)
Expiring 10/20/17	UBS AG	PLN	54	14,690	14,933	(243)
Russian Ruble, Expiring 06/28/19	Morgan Stanley	RUB	16,840	250,001	251,495	(1,494)
Singapore Dollar, Expiring 08/11/17	Citigroup Global Markets	SGD	50	35,800	36,614	(814)
Expiring 08/11/17	UBS AG	SGD	630	456,711	464,648	(7,937)
Expiring 08/11/17	UBS AG	SGD	61	43,822	44,810	(988)
Expiring 08/11/17	UBS AG	SGD	50	36,488	37,242	(754)
South African Rand, Expiring 09/22/17	Citigroup Global Markets	ZAR	1,478	108,995	111,148	(2,153)
Expiring 09/22/17	Citigroup Global Markets	ZAR	409	30,000	30,738	(738)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	1,478	108,280	111,148	(2,868)
Expiring 09/22/17	UBS AG	ZAR	507	36,877	38,094	(1,217)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	130,000	143,769	(13,769)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	3,310	229,001	226,863	2,138
South Korean Won, Expiring 08/21/17	Barclays Capital Group	KRW	99,279	88,844	88,731	113
Expiring 08/21/17	Citigroup Global Markets	KRW	41,279	36,488	36,893	(405)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	128,389	(2,908)
Expiring 04/30/19	JPMorgan Chase	KRW	86,456	77,000	77,956	(956)
Expiring 05/31/19	Morgan Stanley	KRW	165,750	150,000	149,512	488
Swiss Franc, Expiring 10/27/17	Goldman Sachs & Co.	CHF	291	308,749	302,191	6,558
Expiring 10/27/17	Goldman Sachs & Co.	CHF	114	119,115	118,819	296
Expiring 10/27/17	UBS AG	CHF	86	89,698	89,813	(115)
Expiring 10/27/17	UBS AG	CHF	70	73,981	72,804	1,177
Expiring 10/27/17	UBS AG	CHF	22	23,134	23,183	(49)
Expiring 10/27/17	UBS AG	CHF	17	18,000	18,039	(39)
Thai Baht, Expiring 08/11/17	Citigroup Global Markets	THB	3,674	107,400	110,410	(3,010)

Expiring 08/11/17	Citigroup Global Markets	THB	2,692	79,000	80,897	(1,897)
Expiring 08/11/17	Citigroup Global Markets	THB	456	13,195	13,705	(510)
Turkish Lira, Expiring 09/22/17	Citigroup Global Markets	TRY	144	39,000	40,273	(1,273)
Expiring 09/22/17	Citigroup Global Markets	TRY	137	36,856	38,203	(1,347)
Expiring 09/22/17	UBS AG	TRY	137	36,877	38,175	(1,298)
Expiring 09/29/17	Morgan Stanley	TRY	388	122,300	108,147	14,153
Expiring 10/31/17	UBS AG	TRY	121	33,000	33,396	(396)
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,916	499,593	(55,677)
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	83,436	7,564

				$17,239,865	$17,943,828	(703,963)

						$(198,181)

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
08/08/2017	Buy	MXN	1,334	EUR	64	$(970)	Goldman Sachs & Co.
08/11/2017	Buy	EUR	38	SGD	61	685	UBS AG
10/20/2017	Buy	EUR	67	ILS	277	2,184	UBS AG
10/20/2017	Buy	EUR	63	PLN	269	282	Citigroup Global Markets
10/27/2017	Buy	EUR	65	CHF	72	2,565	Goldman Sachs & Co.
10/27/2017	Buy	EUR	64	CHF	71	2,487	Citigroup Global Markets
12/29/2017	Buy	AUD	99	JPY	7,806	7,706	Morgan Stanley
12/29/2017	Buy	JPY	40,691	AUD	494	(22,561)	BNP Paribas
04/06/2018	Buy	BRL	149	EUR	41	(3,286)	Citigroup Global Markets
04/27/2018	Buy	AUD	497	JPY	40,595	22,849	BNP Paribas
04/27/2018	Buy	JPY	52,515	AUD	601	3,881	BNP Paribas
06/29/2018	Buy	EUR	170	TRY	658	35,312	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	946	EUR	210	(8,310)	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	497	EUR	112	(6,376)	BNP Paribas
09/28/2018	Buy	EUR	149	ZAR	2,337	14,084	BNP Paribas
04/30/2019	Buy	EUR	320	TRY	1,555	17,582	BNP Paribas
06/28/2019	Buy	AUD	138	JPY	11,668	(627)	BNP Paribas

						$67,487

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues — Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%	100	0.615%	$(1,564)	$2,249	$(3,813)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	100	0.535%	(1,867)	1,421	(3,288)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%	100	1.031%	(4,103)	(4,289)	186	BNP Paribas
Republic of Venezuela	06/20/22	1.000%	15	56.142%	10,000	9,527	473	Citigroup Global Markets

					$2,466	$8,908	$(6,442)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues — Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%	500	1.434%	$(6,495)	$ (64,528)	$58,033	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%	500	0.373%	24,755	14,623	10,132	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%	1,000	0.373%	49,509	24,532	24,977	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%	250	0.856%	1,808	(5,095)	6,903	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%	250	0.489%	4,514	2,159	2,355	JPMorgan Chase
Kingdom of Spain	06/20/22	1.000%	700	0.639%	12,570	6,571	5,999	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%	750	0.99%	1,415	(16,633)	18,048	JPMorgan Chase
Oriental Republic of Uruguay	06/20/20	1.000%	250	1.419%	(2,631)	(1,619)	(1,012)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	750	0.453%	14,454	(403)	14,857	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	250	0.721%	911	(11,181)	12,092	Barclays Capital Group
Republic of Chile	12/20/20	1.000%	500	0.433%	9,983	(2,453)	12,436	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	500	0.821%	3,532	(22,421)	25,953	Deutsche Bank AG
Republic of Egypt	06/20/19	1.000%	70	2.742%	(2,142)	(1,661)	(481)	Barclays Capital Group
Republic of Hungary	12/20/20	1.000%	750	0.696%	8,421	(21,884)	30,305	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%	250	0.793%	1,994	(13,020)	15,014	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%	500	0.513%	19,185	10,093	9,092	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%	500	0.513%	19,185	8,689	10,496	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%	200	0.553%	7,758	(192)	7,950	JPMorgan Chase
Republic of Israel	12/20/20	1.000%	250	0.423%	5,074	3,054	2,020	JPMorgan Chase
Republic of Italy	12/20/20	1.000%	250	1.094%	(474)	93	(567)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	750	1.791%	(41,346)	(28,906)	(12,440)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	500	1.791%	(27,564)	(19,746)	(7,818)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%	500	0.41%	10,336	10,288	48	JPMorgan Chase
Republic of Latvia	12/20/20	1.000%	750	0.309%	18,085	6,892	11,193	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%	500	0.612%	10,535	(1,998)	12,533	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	0.593%	10,970	(17,988)	28,958	Deutsche Bank AG

Republic of Peru	12/20/20	1.000%	500	0.463%	9,481	(14,571)	24,052	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	0.481%	13,742	(42)	13,784	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.401%	10,510	7,067	3,443	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	1.249%	(5,213)	(21,937)	16,724	JPMorgan Chase
Republic of Portugal	12/20/20	1.000%	250	1.249%	(1,738)	(13,154)	11,416	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	500	0.491%	13,702	8,139	5,563	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	250	0.491%	6,851	4,243	2,608	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	0.468%	14,112	(4,443)	18,555	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	0.468%	6,585	(2,227)	8,812	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	1.262%	(2,782)	(25,728)	22,946	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	1.249%	(4,365)	(39,564)	35,199	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	1.126%	(1,113)	(26,388)	25,275	JPMorgan Chase
Russian Federation	12/20/21	1.000%	475	1.475%	(8,839)	(27,386)	18,547	Barclays Capital Group
United Mexican States	12/20/20	1.000%	750	0.662%	9,257	(14,447)	23,704	Deutsche Bank AG

					$214,532	$(313,172)	$527,704

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.28.V1	06/20/22	5.000%		700	$52,580	$57,492	$4,912
iTraxx.XO.27.V1	06/20/22	5.000%	EUR	1,140	124,730	168,816	44,086

					$177,310	$226,308	$48,998

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%	500	$ (19,675)	$ (21,606)	$1,931	Citigroup Global Markets
CMBX.NA.10.AAA	11/17/59	0.500%	1,000	(16,300)	(30,330)	14,030	Morgan Stanley

				$ (35,975)	$ (51,936)	$15,961

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
438	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	$(34,174)	$—	$(34,174)
1,095	3 Month LIBOR	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	(92,721)	—	(92,721)
698	3 Month LIBOR	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(72,609)	—	(72,609)
428	3 Month LIBOR	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(45,826)	—	(45,826)
1,222	3 Month LIBOR	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(125,969)	—	(125,969)
247	3 Month LIBOR	EUR	220	(0.443)%	JPMorgan Chase	08/22/21	(10,866)	—	(10,866)
438	3 Month LIBOR	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	(37,873)	—	(37,873)
537	3 Month LIBOR	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	(57,292)	—	(57,292)
376	3 Month LIBOR	EUR	350	0.015%	JPMorgan Chase	11/17/22	(40,935)	—	(40,935)
1,095	3 Month LIBOR	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(107,660)	—	(107,660)
107	3 Month LIBOR	EUR	100	0.355%	JPMorgan Chase	05/17/25	(12,382)	—	(12,382)
107	3 Month LIBOR	EUR	100	0.425%	JPMorgan Chase	11/12/25	(13,148)	—	(13,148)

							$(651,455)	$—	$(651,455)

Forward rate agreements outstanding at July 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally Cleared Forward Rate Agreement:
120,000	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(35,959)	$(35,959)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation Swap Agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	585	05/15/22	1.195%	Eurostat Eurozone HICP ex Tobacco(2)	$—	$(2,161)	$(2,161)
EUR	555	05/15/27	1.420%	Eurostat Eurozone HICP ex Tobacco(1)	—	788	788
EUR	190	05/15/32	1.630%	Eurostat Eurozone HICP ex Tobacco(2)	—	410	410
GBP	520	07/15/22	3.440%	U.K. Retail Prices Index(2)	156	3,315	3,159
GBP	250	04/15/27	3.460%	U.K. Retail Prices Index(1)	—	(5,408)	(5,408)
GBP	175	05/15/27	3.420%	U.K. Retail Prices Index(1)	—	(2,447)	(2,447)
GBP	55	07/15/27	3.348%	U.K. Retail Prices Index(2)	—	(50)	(50)
GBP	105	05/15/32	3.513%	U.K. Retail Prices Index(2)	—	1,915	1,915
GBP	10	07/15/32	3.513%	U.K. Retail Prices Index(2)	—	147	147
GBP	95	04/15/37	3.570%	U.K. Retail Prices Index(2)	—	3,724	3,724
GBP	160	07/15/37	3.515%	U.K. Retail Prices Index(2)	—	2,096	2,096
GBP	85	07/15/47	3.458%	U.K. Retail Prices Index(1)	(5,567)	(1,455)	4,112
GBP	10	07/15/57	3.325%	U.K. Retail Prices Index(1)	—	(218)	(218)
GBP	30	07/15/57	3.334%	U.K. Retail Prices Index(1)	—	(943)	(943)

					$(5,411)	$(287)	$5,124

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	650	03/14/27	3.170%	6 Month BBSW(2)	$—	$17,006	$17,006
AUD	370	07/19/32	3.130%	6 Month BBSW(2)	(10)	974	984
BRL	5,755	01/04/21	0.000%	1 Day BROIS(1)	—	(18,976)	(18,976)
BRL	2,936	01/04/21	0.000%	1 Day BROIS(2)	—	66,335	66,335
BRL	2,499	01/04/21	0.000%	1 Day BROIS(2)	—	23,525	23,525
BRL	463	01/02/23	0.000%	1 Day BROIS(2)	—	6,577	6,577
BRL	2,425	01/02/25	0.000%	1 Day BROIS(2)	—	8,976	8,976
BRL	888	01/02/25	0.000%	1 Day BROIS(2)	—	1,942	1,942
CAD	1,750	10/19/18	0.955%	3 Month Canadian Banker’s Acceptance(2)	(2)	(8,833)	(8,831)
CAD	3,610	10/26/18	0.910%	3 Month Canadian Banker’s Acceptance(2)	—	(20,434)	(20,434)
CAD	2,400	12/22/18	1.180%	3 Month Canadian Banker’s Acceptance(2)	2,568	(7,976)	(10,544)
CAD	2,000	05/08/19	1.032%	3 Month Canadian Banker’s Acceptance(2)	—	(14,617)	(14,617)
CAD	270	06/20/19	1.265%	3 Month Canadian Banker’s Acceptance(2)	(7)	(1,183)	(1,176)

CAD	4,980	07/26/19	1.605%	3 Month Canadian Banker’s Acceptance(2)	(1,573)	(1,514)	59
CAD	1,450	12/22/21	1.560%	3 Month Canadian Banker’s Acceptance(1)	(4,466)	16,267	20,733
CAD	400	04/05/22	1.445%	3 Month Canadian Banker’s Acceptance(1)	—	6,596	6,596
CAD	700	05/08/22	1.367%	3 Month Canadian Banker’s Acceptance(1)	—	14,269	14,269
CAD	190	05/30/37	2.240%	3 Month Canadian Banker’s Acceptance(2)	—	(11,084)	(11,084)
CAD	140	05/30/47	2.240%	3 Month Canadian Banker’s Acceptance(1)	—	8,168	8,168
CHF	965	06/03/27	0.750%	6 Month CHF LIBOR(1)	—	7,002	7,002
CHF	550	07/14/27	0.763%	6 Month CHF LIBOR(2)	—	(2,110)	(2,110)
CHF	560	07/14/32	1.108%	6 Month CHF LIBOR(1)	—	2,242	2,242
CZK	14,000	01/06/22	0.555%	6 Month PRIBOR(2)	—	(13,718)	(13,718)
CZK	14,000	04/27/22	0.925%	6 Month PRIBOR(2)	—	(5,288)	(5,288)
CZK	13,010	06/29/22	0.895%	6 Month PRIBOR(2)	—	(6,934)	(6,934)
CZK	7,145	04/27/27	1.300%	6 Month PRIBOR(1)	—	2,504	2,504
CZK	6,640	06/29/27	1.175%	6 Month PRIBOR(1)	—	6,576	6,576
DKK	2,300	03/15/27	1.123%	6 Month CIBOR(2)	—	1,323	1,323
EUR	1,000	01/13/18	(0.077%)	6 Month EURIBOR(1)	—	(1,085)	(1,085)
EUR	1,285	05/26/19	(0.118%)	6 Month EURIBOR(2)	—	1,800	1,800
EUR	1,035	05/26/22	0.234%	6 Month EURIBOR(1)	—	511	511
EUR	550	06/29/22	0.219%	6 Month EURIBOR(1)	—	1,313	1,313
EUR	100	05/11/24	0.396%	6 Month EURIBOR(1)	(259)	1,036	1,295
EUR	2,135	08/15/25	0.395%	6 Month EURIBOR(1)	—	53,965	53,965
EUR	90	05/11/26	0.750%	6 Month EURIBOR(1)	442	387	(55)
EUR	805	08/15/26	0.634%	1 Day EONIA(1)	—	801	801
EUR	1,765	08/15/26	0.655%	1 Day EONIA(1)	(664)	(2,092)	(1,428)
EUR	265	05/26/27	0.805%	6 Month EURIBOR(2)	—	(3,231)	(3,231)
EUR	925	06/03/27	1.655%	6 Month EURIBOR(2)	—	(6,055)	(6,055)
EUR	280	06/29/27	0.835%	6 Month EURIBOR(2)	—	(3,020)	(3,020)
EUR	120	03/02/31	0.825%	6 Month EURIBOR(2)	(4,617)	(7,556)	(2,939)
EUR	290	03/31/31	0.874%	6 Month EURIBOR(2)	(1,791)	(16,112)	(14,321)
EUR	300	05/09/31	1.587%	6 Month EURIBOR(2)	—	(9,772)	(9,772)
EUR	235	02/23/32	1.180%	6 Month EURIBOR(2)	1,946	(3,781)	(5,727)
EUR	30	05/11/32	1.100%	6 Month EURIBOR(1)	287	1,075	788
EUR	1,000	06/28/32	0.785%	6 Month EURIBOR(2)	—	(91,066)	(91,066)
EUR	195	07/04/42	1.001%	6 Month EURIBOR(1)	13,017	28,797	15,780
EUR	135	07/04/42	1.416%	1 Day EONIA(2)	—	(1,689)	(1,689)
EUR	275	07/04/42	1.438%	1 Day EONIA(2)	—	(1,862)	(1,862)
EUR	190	05/09/46	1.357%	6 Month EURIBOR(1)	—	16,032	16,032
GBP	695	05/15/24	0.963%	6 Month GBP LIBOR(1)	—	4,956	4,956
GBP	1,830	06/23/31	1.618%	6 Month GBP LIBOR(2)	70,332	47,177	(23,155)
GBP	560	02/26/32	— (5)	—(5)	—	430	430
GBP	385	02/27/32	1.374%	6 Month GBP LIBOR(2)	(2,723)	(6,686)	(3,963)
GBP	360	05/15/32	1.398%	6 Month GBP LIBOR(2)	—	(5,973)	(5,973)
GBP	450	06/23/46	1.626%	6 Month GBP LIBOR(1)	30	(5,964)	(5,994)
GBP	730	12/13/46	1.615%	6 Month GBP LIBOR(1)	(18,684)	(7,962)	10,722
GBP	215	05/08/47	1.323%	6 Month GBP LIBOR(2)	(9,536)	(6,233)	3,303
GBP	120	05/08/47	1.400%	6 Month GBP LIBOR(1)	9,292	6,809	(2,483)
HKD	3,945	05/12/27	2.474%	3 Month HIBOR(1)	—	(867)	(867)
HUF	261,270	05/04/21	1.080%	6 Month BUBOR(1)	—	(9,571)	(9,571)
HUF	213,820	05/04/22	1.360%	6 Month BUBOR(2)	—	10,306	10,306
HUF	100,000	03/18/26	2.140%	6 Month BUBOR(2)	(19,200)	1,369	20,569
JPY	31,000	01/25/27	0.225%	6 Month JPY LIBOR(1)	—	830	830

JPY	90,000	04/06/32	0.484%	6 Month JPY LIBOR(2)	—	1,928	1,928
JPY	4,160	04/07/32	0.491%	6 Month JPY LIBOR(2)	—	128	128
JPY	33,000	01/25/37	0.663%	6 Month JPY LIBOR(2)	—	(339)	(339)
JPY	26,000	02/28/37	0.681%	6 Month JPY LIBOR(2)	—	1,067	1,067
JPY	5,000	05/15/37	0.688%	6 Month JPY LIBOR(2)	—	142	142
JPY	12,000	01/25/47	0.844%	6 Month JPY LIBOR(1)	—	934	934
MXN	27,700	05/24/18	7.540%	28 Day Mexican Interbank Rate(2)	—	2,456	2,456
MXN	19,800	05/21/20	7.425%	28 Day Mexican Interbank Rate(1)	—	(16,274)	(16,274)
MXN	6,400	05/19/22	7.440%	28 Day Mexican Interbank Rate(2)	—	9,209	9,209
MXN	185	05/11/24	2.139%	28 Day Mexican Interbank Rate(2)	(1,208)	(1,443)	(235)
MXN	13,165	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(11,016)	36,203	47,219
MXN	11,000	06/11/27	7.210%	28 Day Mexican Interbank Rate(2)	—	3,529	3,529
NOK	3,400	03/15/27	2.103%	6 Month NIBOR(2)	—	5,805	5,805
NZD	3,500	09/22/18	2.048%	3 Month BBR(2)	—	(812)	(812)
NZD	1,260	03/15/24	3.355%	3 Month BBR(2)	—	30,463	30,463
NZD	400	05/01/25	3.825%	3 Month BBR(2)	9,910	15,943	6,033
PLN	2,600	03/15/22	2.530%	6 Month WIBOR(2)	—	6,641	6,641
PLN	2,610	05/26/22	2.350%	6 Month WIBOR(2)	—	(1,142)	(1,142)
PLN	550	02/21/26	2.500%	6 Month WIBOR(2)	1,944	(1,753)	(3,697)
PLN	1,350	05/26/27	2.820%	6 Month PRIBOR(1)	—	1,802	1,802
SEK	6,730	05/04/21	0.106%	3 Month STIBOR(2)	—	(2,136)	(2,136)
SEK	2,500	04/12/22	0.270%	3 Month STIBOR(2)	—	(1,307)	(1,307)
SEK	5,390	05/04/22	0.305%	3 Month STIBOR(1)	—	3,727	3,727
SEK	4,000	03/15/24	0.840%	3 Month STIBOR(2)	—	2,578	2,578
SEK	2,300	11/12/25	1.431%	3 Month STIBOR(2)	—	10,975	10,975
SEK	265	06/22/27	1.031%	3 Month STIBOR(2)	—	(754)	(754)
	7,835	09/09/17	0.539%	1 Day USOIS(1)	1,064	18,428	17,364
	2,600	10/21/17	0.590%	1 Day USOIS(1)	—	7,102	7,102
	2,580	11/01/17	0.639%	1 Day USOIS(1)	—	6,286	6,286
	5,100	11/14/17	0.675%	1 Day USOIS(1)	(465)	11,960	12,425
	2,530	11/22/17	0.716%	1 Day USOIS(1)	—	5,329	5,329
	5,250	11/23/17	0.962%	3 Month LIBOR(1)	—	8,360	8,360
	4,340	01/07/18	1.093%	1 Day USOIS(1)	—	576	576
	2,460	01/26/18	1.124%	3 Month LIBOR(1)	(478)	2,952	3,430
	20,510	01/31/18	1.278%	1 Day USOIS(1)	—	(628)	(628)
	1,300	02/08/18	0.884%	3 Month LIBOR(1)	—	1,417	1,417
	4,520	02/21/18	0.941%	1 Day USOIS(1)	—	6,792	6,792
	1,435	10/07/18	1.253%	1 Day USOIS(1)	—	(601)	(601)
	2,535	11/17/18	1.080%	1 Day USOIS(1)	—	6,527	6,527
	3,810	11/18/18	0.911%	1 Day USOIS(1)	(219)	16,382	16,601
	1,660	11/22/18	1.297%	3 Month LIBOR(1)	—	4,060	4,060
	4,090	05/11/19	1.613%	3 Month LIBOR(1)	(3,911)	(6,007)	(2,096)
	1,505	06/30/19	1.479%	1 Day USOIS(1)	—	(2,358)	(2,358)
	2,365	06/30/19	1.502%	1 Day USOIS(1)	(932)	(4,667)	(3,735)
	695	04/04/20	— (3)	—(3)	—	(169)	(169)
	3,760	05/31/21	1.849%	3 Month LIBOR(2)	—	12,284	12,284
	4,002	05/31/21	1.948%	3 Month LIBOR(2)	—	28,532	28,532
	955	05/31/21	1.953%	3 Month LIBOR(2)	2,149	6,985	4,836
	6,405	08/31/21	2.015%	3 Month LIBOR(1)	(7,458)	(51,501)	(44,043)
	1,370	11/22/21	1.792%	3 Month LIBOR(2)	—	(979)	(979)
	2,385	11/30/21	1.762%	3 Month LIBOR(2)	—	(9,537)	(9,537)

	360	04/04/22	— (4)	—(4)	—	72	72
	1,000	05/11/22	1.982%	3 Month LIBOR(2)	2,640	8,464	5,824
	2,000	06/16/22	— (6)	—(6)	—	1,996	1,996
	1,640	07/17/22	— (7)	—(7)	146	83	(63)
	1,000	11/20/22	1.873%	3 Month LIBOR(1)	—	1,473	1,473
	1,080	08/15/23	1.459%	3 Month LIBOR(2)	—	(28,330)	(28,330)
	2,634	11/15/23	2.209%	3 Month LIBOR(1)	—	(37,029)	(37,029)
	10	11/15/23	2.217%	3 Month LIBOR(1)	(11)	(145)	(134)
	1,470	02/15/24	2.115%	3 Month LIBOR(1)	4,670	(8,766)	(13,436)
	850	02/15/24	2.151%	3 Month LIBOR(1)	169	(6,996)	(7,165)
	1,095	02/15/24	2.183%	3 Month LIBOR(1)	(1,623)	(11,232)	(9,609)
	610	05/15/24	1.956%	3 Month LIBOR(2)	2,766	4,156	1,390
	230	09/01/24	2.117%	3 Month LIBOR(1)	—	(569)	(569)
	1,000	11/06/25	2.116%	3 Month LIBOR(1)	—	405	405
	657	02/15/27	1.824%	1 Day USOIS(1)	9,056	5,704	(3,352)
	525	02/15/27	1.899%	1 Day USOIS(1)	2,544	1,137	(1,407)
	265	02/15/27	1.965%	1 Day USOIS(1)	—	(941)	(941)
	395	02/15/27	2.068%	1 Day USOIS(1)	(181)	(4,934)	(4,753)
	1,135	05/11/27	2.305%	3 Month LIBOR(2)	3,219	10,120	6,901
	500	05/16/27	2.664%	3 Month LIBOR(2)	—	1,264	1,264
	500	05/03/32	2.434%	3 Month LIBOR(2)	—	2,695	2,695
	800	02/15/36	2.338%	3 Month LIBOR(2)	(5,647)	(19,674)	(14,027)
	395	05/03/37	2.508%	3 Month LIBOR(1)	—	(1,643)	(1,643)
	470	05/11/37	2.537%	3 Month LIBOR(1)	(1,189)	(3,913)	(2,724)
	155	05/11/42	2.562%	3 Month LIBOR(2)	1,354	1,138	(216)
	85	09/27/46	1.380%	1 Day USOIS(1)	—	14,453	14,453
	120	05/11/47	2.570%	3 Month LIBOR(1)	(411)	(641)	(230)
	55	04/09/48	2.545%	3 Month LIBOR(1)	—	523	523
	50	05/08/48	2.627%	3 Month LIBOR(1)	—	(375)	(375)
ZAR	5,200	05/05/25	7.940%	3 Month JIBAR(2)	(13,294)	8,430	21,724

					$27,970	$176,652	$148,682

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	220,000	02/09/27	4.120%	1 Day CLOIS(2)	$4,208	$—	$4,208	Morgan Stanley
COP	3,740,000	07/22/18	6.810%	1 Day COOIS(1)	(22,102)	—	(22,102)	Morgan Stanley
COP	4,000,000	12/06/18	6.100%	1 Day COOIS(1)	(20,668)	—	(20,668)	Morgan Stanley
COP	1,600,000	06/02/27	5.910%	1 Day COOIS(2)	(15,764)	—	(15,764)	Morgan Stanley
ILS	3,500	07/13/20	0.405%	3 Month TELBOR(1)	(2,487)	—	(2,487)	Citigroup Global Markets
ILS	2,335	05/26/22	0.870%	3 Month TELBOR(1)	(6,747)	—	(6,747)	JPMorgan Chase
ILS	700	12/09/22	1.530%	3 Month TELBOR(2)	9,369	—	9,369	Citigroup Global Markets
ILS	350	09/19/26	1.600%	3 Month TELBOR(2)	1,138	—	1,138	Barclays Capital Group
ILS	1,340	03/15/27	2.130%	3 Month TELBOR(2)	17,582	—	17,582	Citigroup Global Markets
ILS	1,260	05/26/27	1.920%	3 Month TELBOR(2)	7,258	—	7,258	JPMorgan Chase
ZAR	1,060	03/22/42	7.800%	3 Month JIBAR(2)	(2,034)	(36)	(1,998)	Deutsche Bank AG

ZAR	1,000	03/22/47	7.650%	3 Month JIBAR(1)	1,972	34	1,938	Deutsche Bank AG

					$(28,275)	$(2)	$(28,273)

A security with a market value of $715,454 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.
(6)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 22.375 bps.
(7)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Consumer Loans	$—	$758,725	$100,827
Residential Mortgage-Backed Securities	—	635,565	250,000
Commercial Mortgage-Backed Security	—	237,783	—
Corporate Bonds	—	11,345,641	—
Foreign Government Bonds	—	9,676,125	—
Residential Mortgage-Backed Securities	—	1,741,849	—
U.S. Treasury Obligations	—	977,221	—
Affiliated Mutual Funds	5,108,139	—	—
Options Purchased	35,954	852,087	—
Options Written	(11,625)	(1,216,193)	—
Other Financial Instruments*
Futures Contracts	44,540	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(198,181)	—
OTC Cross Currency Exchange Contracts	—	67,487	—
Centrally Cleared Credit Default Swap Agreements	—	48,998	—
OTC Credit Default Swap Agreements	—	181,023	—
OTC Currency Swap Agreements	—	(651,455)	—
Centrally Cleared Forward Rate Agreements	—	(35,959)	—
Centrally Cleared Inflation Swaps Agreements	—	5,124	—
OTC Interest Rate Swap Agreements	—	(28,275)	—
Centrally Cleared Interest Rate Swap Agreements	—	148,682	—

Total	$5,177,008	$24,546,247	$350,827

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Consumer Loans	Asset-Backed Securities- Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Forward Rate Agreements
Balance as of 10/31/16	$—	$—	$990,000	$(240)
Realized gain (loss)	—	—	20,769	—	**
Change in unrealized appreciation (depreciation)***	853	—	(14,131)	240
Purchases/Exchanges/Issuances	99,974	—	—	—
Sales/Paydowns	—	250,000	(1,000,000)	—
Accrued discount/premium	—	—	3,362	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 07/31/17	$100,827	$250,000	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $850.
***	Of which, $853 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Consumer Loans	$100,827	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Residential Mortgage-Backed Securities	250,000	Market Approach	Single Broker Indicative Quote

	$350,827

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of July 31, 2017 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 80.1%
AFFILIATED MUTUAL FUNDS — 55.4%
Prudential Floating Rate Income Fund (Class Q)			180,335	$1,796,137
Prudential Global Real Estate Fund (Class Q)			1,800,101	43,652,458
Prudential Jennison Global Infrastructure Fund (Class Q)			1,713,074	22,235,705
Prudential Jennison MLP Fund (Class Z)			1,551,337	12,317,617
Prudential Jennison Natural Resources Fund, Inc. (Class Q)			364,670	13,244,820
Prudential Short Duration High Yield Income Fund (Class Q)			577,568	5,250,094

TOTAL AFFILIATED MUTUAL FUNDS (cost $93,422,215)(w)				98,496,831

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	2,760	2,886,486
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,545	1,620,631
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	2,670	2,761,594
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	2,255	2,444,210
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	4,345	4,588,896
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	01/15/27	645	644,859
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/24	2,525	2,700,917
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	2,215	2,307,951
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	540	525,057
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	465	478,212
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	2,580	3,002,528
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	1,355	1,590,138
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	3,115	3,548,525
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	245	320,636
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	2,135	2,963,024
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	315	442,979
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	405	564,346
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	3,485	5,176,255
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27	670	951,558
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	190	261,688
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	1,225	2,430,512
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	840	1,703,287

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,915,181)				43,914,289

TOTAL LONG-TERM INVESTMENTS (cost $137,337,396)				142,411,120

SHORT-TERM INVESTMENTS — 17.9%
U.S. TREASURY OBLIGATIONS(cc)(n) — 14.1%
U.S. Treasury Bills(k)	0.872%	08/17/17	7,100	7,096,933
U.S. Treasury Bills(k)	0.962%	09/21/17	500	499,304
U.S. Treasury Bills(k)	0.982%	09/14/17	6,300	6,292,528
U.S. Treasury Bills	0.992%	09/07/17	2,600	2,597,416
U.S. Treasury Bills	1.028%	10/12/17	6,900	6,885,089
U.S. Treasury Bills	1.036%	10/05/17	1,600	1,596,968

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,969,252)				24,968,238

	Shares
UNAFFILIATED FUND — 2.4%
Dreyfus Treasury Securities Cash Management (cost $4,207,177)	4,207,177	4,207,177
AFFILIATED MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,490,057)(w)	2,490,057	2,490,057

TOTAL SHORT-TERM INVESTMENTS (cost $31,666,486)		31,665,472

TOTAL INVESTMENTS — 98.0% (cost $169,003,882)(x)		174,076,592
Other assets in excess of liabilities(z) — 2.0%		3,541,364

NET ASSETS — 100.0%		$177,617,956

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount shown in U.S. dollars unless otherwise stated.
(cc)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$171,642,553

Appreciation	3,530,575
Depreciation	(1,096,536)

Net Unrealized Appreciation	$2,434,039

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at July 31, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
47	Brent Crude	Nov. 2017	$2,278,100	$2,484,890	$206,790
5	Brent Crude	May 2018	249,660	266,900	17,240
11	Coffee ‘C’	Sep. 2017	531,281	574,406	43,125
1	Coffee ‘C’	Jul. 2018	52,575	56,475	3,900
21	Copper	Sep. 2017	1,375,631	1,518,038	142,407
8	Copper	Dec. 2017	519,863	582,500	62,637
5	Copper	Jul. 2018	340,038	368,500	28,462
127	Corn	Sep. 2017	2,482,356	2,354,263	(128,093)

8	Cotton No. 2	Dec. 2017	282,825	275,440	(7,385)
13	Gasoline RBOB	Sep. 2017	809,552	915,424	105,872
6	Gasoline RBOB	Nov. 2017	371,561	384,703	13,142
1	Gasoline RBOB	Jan. 2018	56,339	62,790	6,451
57	Gold 100 OZ	Dec. 2017	7,149,990	7,258,380	108,390
4	Gold 100 OZ	Jun. 2018	498,730	513,520	14,790
22	Hard Red Winter Wheat	Sep. 2017	524,683	522,225	(2,458)
12	Lean Hogs	Oct. 2017	331,170	316,920	(14,250)
2	Lean Hogs	Apr. 2018	56,380	55,780	(600)
12	Live Cattle	Oct. 2017	559,070	537,360	(21,710)
3	Live Cattle	Apr. 2018	139,310	137,760	(1,550)
10	LME Nickel	Sep. 2017	531,318	611,550	80,232
5	LME Nickel	Dec. 2017	295,677	307,515	11,838
2	LME Nickel	Feb. 2018	127,122	123,450	(3,672)
2	LME Nickel	Jun. 2018	110,067	124,278	14,211
5	LME PRI Aluminum	Aug. 2017	229,338	237,469	8,131
15	LME PRI Aluminum	Sep. 2017	713,563	715,688	2,125
18	LME PRI Aluminum	Dec. 2017	865,204	866,475	1,271
4	LME PRI Aluminum	Mar. 2018	192,051	193,650	1,599
6	LME Zinc	Sep. 2017	380,111	418,463	38,352
7	LME Zinc	Dec. 2017	486,676	490,088	3,412
1	LME Zinc	Mar. 2018	67,261	70,000	2,739
2	LME Zinc	May 2018	139,604	139,600	(4)
40	Natural Gas	Sep. 2017	1,200,142	1,117,600	(82,542)
24	Natural Gas	Dec. 2017	813,320	738,960	(74,360)
8	Natural Gas	Mar. 2018	259,480	249,520	(9,960)
51	No. 2 Soft Red Winter Wheat	Sep. 2017	1,190,945	1,209,975	19,030
14	NY Harbor ULSD	Sep. 2017	855,960	980,431	124,471
6	NY Harbor ULSD	Nov. 2017	414,792	421,243	6,451
7	Silver	Sep. 2017	594,860	587,510	(7,350)
5	Silver	Dec. 2017	442,005	422,100	(19,905)
2	Silver	May 2018	178,685	170,490	(8,195)
32	Soybean	Nov. 2017	1,524,100	1,611,600	87,500
24	Soybean Meal	Dec. 2017	746,995	780,960	33,965
20	Soybean Oil	Dec. 2017	392,910	421,560	28,650
15	Soybean Oil	Mar. 2018	305,022	318,330	13,308
37	Sugar #11 (World)	Oct. 2017	582,742	617,870	35,128
4	Sugar #11 (World)	Mar. 2018	66,690	69,888	3,198
1	WTI Crude	Oct. 2017	45,900	50,260	4,360
24	WTI Crude	Sep. 2017	1,105,087	1,204,080	98,993
12	WTI Crude	Nov. 2017	598,890	604,440	5,550
4	WTI Crude	May 2018	188,110	202,280	14,170

					1,009,856

	Short Positions:
1	LME Nickel	Dec. 2017	57,639	61,503	(3,864)
2	LME Nickel	Feb. 2018	120,273	123,450	(3,177)
5	LME PRI Aluminum	Aug. 2017	238,365	237,469	896
10	LME PRI Aluminum	Dec. 2017	478,065	481,375	(3,310)
1	LME PRI Aluminum	Mar. 2018	48,270	48,413	(143)
3	LME Zinc	Dec. 2017	199,821	210,038	(10,217)

1	LME Zinc	Mar. 2018	69,494	70,000	(506)

(20,321)

$989,535

Securities with a combined market value of $3,596,032 and $499,304 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open futures contracts at July 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$100,986,888	$—	$—
U.S. Treasury Obligations	—	68,882,527	—
Unaffiliated Fund	4,207,177	—	—
Other Financial Instruments*
Commodity Futures Contracts	989,535	—	—

Total	$106,183,600	$68,882,527	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage Backed Securities Index
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonized Index of Consumer Prices
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

*	Print the name and title of each signing officer under his or her signature.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.